Inventories - Summary of Inventories (Detail) - MXN ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of Inventories [Line Items]
Inventories	$ 112,402,011	$ 126,018,397
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories	50,929,957	60,838,241
Crude oil
Disclosure of Inventories [Line Items]
Inventories	32,239,986	32,971,427
Products in transit
Disclosure of Inventories [Line Items]
Inventories	22,793,175	25,345,696
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories	6,169,050	6,171,040
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories	241,985	298,029
Materials in transit
Disclosure of Inventories [Line Items]
Inventories	$ 27,858	$ 393,964